Document and Entity Information	0 Months Ended
May 14, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 14, 2012
Registrant Name	ADVISORONE FUNDS
Central Index Key	0001029068
Amendment Flag	false
Document Creation Date	May 14, 2012
Document Effective Date	May 14, 2012
Prospectus Date	May 14, 2012